Financial Instruments - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 29, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		$ 85,964	$ 50,761	$ 176,515
Bullion (Note 9)		$ 19,191	$ 0
Average interest rate earned on cash, cash equivalents, and short-term investments		5.30%	4.60%
Term Facility
Disclosure of risk management strategy related to hedge accounting [line items]
Drawdown	$ 50,000
Interest rate		7.79%	8.01%
Revolving Facility
Disclosure of risk management strategy related to hedge accounting [line items]
Undrawn amount of credit agreement		$ 70,000
Drawdown	70,000
Senior Secured Credit Facility
Disclosure of risk management strategy related to hedge accounting [line items]
Drawdown	$ 120,000
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		$ 15,923	$ 29,820
Estimated effect in a 1% change in exchange rate of foreign currencies		30000000.00%	50000000.00%
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Estimated effect in a 1% change in exchange rate of foreign currencies		80000.00%	40000.00%